Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of income tax reconciliation

			Year ended December 31,
	Notes	2024	2023	2022
Income before income taxes		6,696	11,151	19,781
Income taxes at statutory rate (34%)		(2,277)	(3,791)	(6,726)
Adjustments that affect the taxes basis:
Tax incentives		1,428	1,860	1,803
Provision related to Samarco	27(c)	(361)	(404)	-
Gain on divestment in VODC	17(b)	189	-	-
Gain on acquisition of Aliança Energia	17(c)	104	-	-
Gain on divestment in PTVI	17(d)	358	-	-
Equity results	16	103	88	84
Addition of tax loss carryforward		617	409	899
Unrecognized tax losses of the year		(127)	(115)	(197)
Reclassification of cumulative adjustments to the income statement		24	-	547
Effects on tax computation of foreign operations		(406)	(102)	(37)
Reversal of deferred income tax related to Renova Foundation	27(e)	-	(1,078)	-
Other		(373)	87	656
Income taxes		(721)	(3,046)	(2,971)
Current tax		(2,008)	(1,375)	(2,020)
Deferred tax		1,287	(1,671)	(951)
Income taxes		(721)	(3,046)	(2,971)

Schedule of deferred income tax assets and liabilities

	Deferred tax assets		Deferred tax liabilities
	Year ended December 31,
	2024	2023	2024	2023
Taxes losses carryforward	5,516	5,704	-	-
Temporary differences:
Asset retirement obligations and other liabilities	2,829	4,165	(509)	(807)
Fair value of financial instruments	932	735	-	-
Employee post-retirement obligation	368	478	-	-
Provision for litigation	327	306	-	-
Fair value of property, plant and equipment and intangibles in business combination	-	-	(1,695)	(2,034)
Goodwill amortization	-	-	(462)	(575)
Other	494	723	-	-
	10,466	12,111	(2,666)	(3,416)

Financial position
Assets	8,244	9,565	-	-
Liabilities	-	-	(445)	(870)

Schedule of changes in deferred tax assets and liability

	Assets	Liabilities	Deferred taxes, net
Balance as of December 31, 2022	10,770	1,413	9,357
Taxes losses carryforward	(609)	-	(609)
Provision for asset retirement obligations and other liabilities	(1,123)	86	(1,209)
Fair value of financial instruments	(168)	-	(168)
Fair value of intangibles and property, plant and equipment in business combination	-	(64)	64
Other	251	-	251
Effect in income statement	(1,649)	22	(1,671)
Employee post-retirement obligation	34	-	34
Fair value of financial instruments	32	-	32
Other comprehensive income	66	-	66
Transfer between assets and liabilities	(371)	(371)	-
Translation adjustment	749	19	730
Transfer to asset to held for sale	-	(213)	213
Balance as of December 31, 2023	9,565	870	8,695
Taxes losses carryforward	937	-	937
Provision for asset retirement obligations and other liabilities	(361)	18	(379)
Fair value of financial instruments	393	-	393
Fair value of intangibles and property, plant and equipment in business combination	-	(397)	397
Other	(61)	-	(61)
Effect in income statement	908	(379)	1,287
Employee post-retirement obligation	(20)	26	(46)
Fair value of financial instruments	(1)	-	(1)
Other comprehensive income	(21)	26	(47)
Transfer between assets and liabilities	(250)	(250)	-
Translation adjustment	(1,953)	(130)	(1,823)
Incorporations, acquisitions and divestments (i)	(5)	308	(313)
Balance as of December 31, 2024	8,244	445	7,799

(i)	Includes mainly the amount of US$312 related with the deferred income tax liability assumed due to the acquisition of Aliança Geração de Energia S.A. (note 17c).

Schedule of income taxes settlement program

	December 31, 2024	December 31, 2023
Current liabilities	353	428
Non-current liabilities	1,007	1,723
REFIS liabilities	1,360	2,151

SELIC rate	12.25%	11.75%

Schedule of uncertain tax positions

	December 31, 2024			December 31, 2023
	Assessed (i)	Not in dispute (ii)	Total	Assessed (i)	Not in dispute (ii)	Total
UTPs not recorded on statement of financial position (iii)
Transfer pricing over the exportation of ores to a foreign subsidiary	3,387	1,608	4,995	2,144	3,010	5,154
Expenses of interest on capital	1,262	-	1,262	1,511	-	1,511
Proceeding related to income tax paid abroad	427	-	427	512	-	512
Goodwill amortization	743	62	805	606	190	796
Payments to Renova Foundation	301	351	652	167	536	703
Other	415	-	415	468	-	468
	6,535	2,021	8,556	5,408	3,736	9,144

UTPs recorded as part of the taxes payable liability on statement of financial position
Deduction of CSLL in Brazil	154	-	154	183	-	183
	154	-	154	183	-	183

(i)	Includes the assessments received, related to the tax effects arising from the reduction of the tax losses and negative basis of the CSLL presented below, without fines and interest, whether or not materialized.
(ii)	Includes the principal, without fines and interest.
(iii)	Based on the assessment of its internal and external legal advisors, the Company believes that the tax treatment adopted for these matters will be accepted in decisions of the higher courts on last instance.

Schedule of recoverable and payable taxes

	December 31, 2024			December 31, 2023
	Current assets	Non-current assets	Current liabilities	Current assets	Non-current assets	Current liabilities
Value-added tax ("ICMS")	260	3	34	232	5	25
Brazilian federal contributions ("PIS" and "COFINS")	266	975	12	355	1,010	615
Income taxes	564	319	317	302	358	429
Financial compensation for the exploration of mineral resources ("CFEM")	-	-	63	-	-	93
Other	10	-	148	11	1	152
Total	1,100	1,297	574	900	1,374	1,314